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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM 13F
                             Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:     12/31/2010
                                                             ----------
          Check here if Amendment[  ]:  Amendment Number:
                                                             ----------

                    This Amendment (Check only one):
                    [   ]     is a restatement
                    [   ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                     GENEVA INVESTMENT MANAGEMENT OF CHICAGO, LLC
                          -------------------------------------------------
Address:                  181 WEST MADISON, 35TH FLOOR, CHICAGO, IL  60602
                          -------------------------------------------------

Form 13F File Number 28-      10799
                              ---------------------------------------------

                          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:                     Thomas W. Ulrich
                          ----------------
Title:                    Principal
                          ----------------
Phone:                    312-422-1720
                          ----------------

Signature, Place, and Date of Signing:

/s/ Thomas W. Ulrich
-----------------------------------
(Signature)

Chicago, Illinois
-----------------------------------
(City, State)

February 11, 2011
-----------------------------------
(Date)



Report Type (Check only one):
[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE
-----------------------------

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                        0
          ---------------

Form 13F Information Table Entry Total:
                       92
          ---------------
Form 13F Information Table Value Total:
               $2,488,040 (thousands)



List of Other Included Managers:
NONE
------------

                                           GENEVA INVESTMENT MANAGEMENT OF CHICAGO, LLC
                                                    FORM 13F INFORMATION TABLE
                                                             12/31/2010

         COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                                         VALUE    SHARES OR         PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (X$1,000)   PRN AMT   SH/PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                  COM        02209s103    $12,120    492,305   SH           SOLE                492,305
AMAZON COM INC                    COM        023135106    $82,670    459,283   SH           SOLE                459,283
AMERICAN TOWER CORP              CL A        029912201    $18,404    356,394   SH           SOLE                356,394
ANNALY CAPITAL MGMT INC           COM        035710409    $10,309    575,287   SH           SOLE                575,287
APPLE INC                         COM        037833100   $114,429    354,755   SH           SOLE                354,755
BAIDU INC                  SPONSORED ADR REP 056752108    $78,869    817,042   SH           SOLE                817,042
                                   A
BANK OF AMERICA                   COM        060505104     $1,421    106,538   SH           SOLE                106,538
CORPORATION
BAYTEX ENERGY TR              TRUST UNIT     73176109     $24,314    519,326   SH           SOLE                519,326
BE AEROSPACE INC                  COM        073302101    $35,245    951,809   SH           SOLE                951,809
BHP BILLITON LTD             SPONSORED ADR   088606108    $15,382    165,545   SH           SOLE                165,545
BUCKEYE PARTNERS L P        UNIT LTD PARTN   118230101    $31,631    473,308   SH           SOLE                473,308
C H ROBINSON WORLDWIDE INC      COM NEW      12541w209    $15,571    194,177   SH           SOLE                194,177
CSX CORP                          COM        126408103     $6,838    105,836   SH           SOLE                105,836
CARBO CERAMICS INC                COM        140781105    $10,652    102,884   SH           SOLE                102,884
CELGENE CORP                      COM        151020104    $30,856    521,757   SH           SOLE                521,757
CHEVRON CORP NEW                  COM        166764100    $37,290    408,664   SH           SOLE                408,664
CHIPOTLE MEXICAN GRILL INC        COM        169656105    $62,167    292,333   SH           SOLE                292,333
CITIGROUP INC                     COM        172967101       $558    118,120   SH           SOLE                118,120
CNINSURE INC                 SPONSORED ADR   18976M103     $2,063    119,356   SH           SOLE                119,356
COCA COLA CO                      COM        191216100    $19,124    290,782   SH           SOLE                290,782
COGNIZANT TECH SOLUTIO           CL A        192446102    $64,663    882,292   SH           SOLE                882,292
CONTINENTAL RESOURCES INC         COM        212015101    $34,578    587,564   SH           SOLE                587,564
COPANO ENERGY L L C            COM UNITS     217202100     $4,066    120,486   SH           SOLE                120,486
CPFL ENERGIA S A             SPONSORED ADR   126153105    $22,397    291,594   SH           SOLE                291,594
CTRIP COM INTL LTD         AMERICAN DEP SHS  22943F100    $19,535    482,944   SH           SOLE                482,944
DIGITAL RLTY TR INC               COM        253868103    $31,922    619,375   SH           SOLE                619,375
DOMINION RES INC VA NEW           COM        25746U109     $6,949    162,687   SH           SOLE                162,687
ECHO GLOBAL LOGISTICS INC         COM        27875t101     $1,414    117,475   SH           SOLE                117,475
EDWARDS LIFESCIENCES CORP         COM        28176E108    $11,182    138,329   SH           SOLE                138,329
EMERSON ELEC CO                   COM        291011104    $28,574    499,822   SH           SOLE                499,822
ENERGY TRANSFER PRTNRS L P  UNIT LTD PARTN   29273r109    $19,079    368,190   SH           SOLE                368,190
ENTERPRISE PRODS PARTNERS         COM        293792107    $60,904  1,463,709   SH           SOLE              1,463,709
LP
EXPRESS SCRIPTS INC               COM        302182100    $14,143    261,667   SH           SOLE                261,667
EXXON MOBIL CORP                  COM        30231G102    $10,178    139,205   SH           SOLE                139,205
F5 NETWORKS INC                   COM        315616102    $47,632    365,950   SH           SOLE                365,950
FASTENAL CO                       COM        311900104    $11,011    183,803   SH           SOLE                183,803
FMC TECHNOLOGIES INC              COM        30249U101    $33,274    374,253   SH           SOLE                374,253
FREEPORT-MCMORAN COPPER &         COM        35671d857    $52,715    438,963   SH           SOLE                438,963
GO
GENERAL ELECTRIC CO               COM        369604103     $4,445    243,065   SH           SOLE                243,065
GRAPHIC PACKAGING HLDG CO         COM        388689101       $427    110,000   SH           SOLE                110,000
GREEN MTN COFFEE ROASTERS         COM        393122106    $45,238  1,376,715   SH           SOLE              1,376,715
IN
HCP INC                           COM        40414L109    $24,781    673,599   SH           SOLE                673,599
HDFC BANK LTD                     COM        40415F101    $45,778    273,943   SH           SOLE                273,943
IGI LABS INC                      COM        449575109       $458    272,727   SH           SOLE                272,727
INERGY L P                   UNIT LTD PTNR   456615103     $5,564    141,809   SH           SOLE                141,809
INTEL CORP                        COM        458140100     $3,581    170,307   SH           SOLE                170,307
ITC HLDGS CORP                    COM        465685105    $19,080    307,843   SH           SOLE                307,843
JONES LANG LASALLE INC            COM        48020Q107    $20,665    246,251   SH           SOLE                246,251
KRAFT FOODS INC                  CL A        50075N104     $8,175    259,443   SH           SOLE                259,443
LAS VEGAS SANDS CORP              COM        517834107    $44,044    958,540   SH           SOLE                958,540
MAGELLAN MIDSTREAM PTNRS    COM UNIT RP LP   559080106    $60,587  1,072,343   SH           SOLE              1,072,343
LP
MASTERCARD INC                   CL A        57636q104    $30,506    136,125   SH           SOLE                136,125
MCDONALDS CORP                    COM        580135101    $33,243    433,078   SH           SOLE                433,078
MELCO CROWN ENTMT LTD             ADR        585464100     $1,724    271,165   SH           SOLE                271,165
MERCADOLIBRE INC                  COM        58733r102    $28,252    423,919   SH           SOLE                423,919
MICROCHIP TECHNOLOGY INC          COM        595017104    $27,468    802,944   SH           SOLE                802,944
MICROSOFT CORP                    COM        594918104     $4,196    150,359   SH           SOLE                150,359
MOSAIC CO                         COM        61945a107    $61,831    809,739   SH           SOLE                809,739
MSCI INC                         CL A        55354g100    $15,808    405,762   SH           SOLE                405,762
NATIONAL PRESTO INDS INC          COM        637215104    $17,379    133,674   SH           SOLE                133,674
NETAPP INC                        COM        64110d104    $44,159    803,489   SH           SOLE                803,489
NOVAMED INC DEL                 COM NEW      66986W207     $4,018    348,538   SH           SOLE                348,538
OPENTABLE INC                     COM        68372A104    $21,697    307,860   SH           SOLE                307,860
PHILIP MORRIS INTL INC            COM        718172109    $58,984  1,007,772   SH           SOLE              1,007,772
PLAINS ALL AMERN PIPELINE   UNIT LTD PARTN   726503105    $57,872    921,689   SH           SOLE                921,689
L
PRAXAIR INC                       COM        74005p104    $21,903    229,425   SH           SOLE                229,425
PRICELINE.COM INC               COM NEW      741503403    $58,773    147,100   SH           SOLE                147,100
PROCTER & GAMBLE CO               COM        742718109     $7,748    120,451   SH           SOLE                120,451
QUALCOMM INC                      COM        747525103     $9,448    190,918   SH           SOLE                190,918
QUALITY SYSTEMS INC               COM        747582104    $26,175    374,907   SH           SOLE                374,907
RESMED INC                        COM        761152107     $9,938    286,918   SH           SOLE                286,918
ROVI CORP                         COM        779376102    $55,457    894,332   SH           SOLE                894,332
ROWE T PRICE GROUP INC            COM        74144t108    $83,100  1,287,580   SH           SOLE              1,287,580
SALESFORCE COM INC                COM        79466l302    $61,336    464,670   SH           SOLE                464,670
SEADRILL LIMITED                  SHS        G7945E105    $30,331    894,207   SH           SOLE                894,207
SILICON LABORATORIES INC          COM        826919102    $10,006    217,446   SH           SOLE                217,446
SILVER WHEATON CORP               COM        828336107     $4,084    104,620   SH           SOLE                104,620
SIMON PPTY GROUP INC NEW          COM        828806109    $28,452    285,982   SH           SOLE                285,982
SOTHEBYS                          COM        835898107    $21,095    468,781   SH           SOLE                468,781
STARBUCKS CORP                    COM        855244109     $9,775    304,256   SH           SOLE                304,256
STERICYCLE INC                    COM        858912108    $60,348    745,774   SH           SOLE                745,774
SUNOCO LOGISTICS PRTNRS L      COM UNITS     86764l108     $8,474    101,381   SH           SOLE                101,381
P
SXC HEALTH SOLUTIONS CORP         COM        78505p100    $38,776    904,722   SH           SOLE                904,722
TAUBMAN CTRS INC                  COM        876664103    $10,970    217,320   SH           SOLE                217,320
UNITED PARCEL SERVICE INC        CL B        911312106    $25,077    345,513   SH           SOLE                345,513
UNITED TECHNOLOGIES CORP          COM        913017109    $25,400    322,667   SH           SOLE                322,667
VANCEINFO TECHNOLOGIES INC        ADR        921564100    $19,795    573,129   SH           SOLE                573,129
VMWARE INC                        COM        928563402    $41,850    470,708   SH           SOLE                470,708
VORNADO REALTY TR             SH BEN INT     929042109    $22,286    267,448   SH           SOLE                267,448
WALGREEN CO                       COM        931422109     $4,339    111,383   SH           SOLE                111,383
WEATHERFORD INTERNATIONAL         REG        h27013103     $2,764    121,269   SH           SOLE                121,269
LT
WILLIAMS PARTNERS L P         COM UNIT LP    96950F104    $16,251    348,380   SH           SOLE                348,380

TOTAL                                                  $2,488,040 38,787,794                                 38,787,794